Leases - Lease Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 2,366
2023	2,413
2024	1,039
2025	0
2026	0
Thereafter	0
Total lease payments	5,818
Less: Imputed interest	485
Total lease liabilities	$ 5,333